Income Tax -Geographic tax expense (Details 2) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax -Geographic Tax Expense Details 2
Hong Kong	$ (29,000)	$ (2,000)
PRC
Others
Total	$ (29,000)	$ (2,000)